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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



Investment Company Act file number 811-08786


               Pioneer Small Company VCT Portfolio Class I Shares
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


      Joseph P. Barri, Hale and Dorr LLP, 60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30


Date of reporting period:  January 1, 2003 through June 30, 2003


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

[PIONEER INVESTMENTS(R) LOGO]


PIONEER VARIABLE CONTRACTS TRUST

PIONEER SMALL COMPANY VCT PORTFOLIO -- CLASS I SHARES


SEMIANNUAL REPORT

JUNE 30, 2003

                                                PIONEER VARIABLE CONTRACTS TRUST

TABLE OF CONTENTS

Pioneer Small Company VCT Portfolio

   Portfolio and Performance Update                                            2

   Portfolio Management Discussion                                             3

   Schedule of Investments                                                     4

   Financial Statements                                                        7

   Notes to Financial Statements                                              11

PIONEER SMALL COMPANY VCT PORTFOLIO             PIONEER VARIABLE CONTRACTS TRUST

PORTFOLIO AND PERFORMANCE UPDATE 6/30/03

[CHART]

PORTFOLIO DIVERSIFICATION
(As a percentage of total investment portfolio)

U.S. Common Stocks                        87.4%
Temporary Cash Investment                  9.9%
Exchange Traded Fund                       1.7%
International Common Stocks                1.0%

[CHART]

SECTOR DISTRIBUTION
(As a percentage of equity holdings)

Financials                           23%
Industrials                          18%
Consumer Discretionary               15%
Health Care                          12%
Information Technology                9%
Energy                                8%
Materials                             6%
Consumer Staples                      4%
Utilities                             3%
Telecommunication Services            2%

FIVE LARGEST HOLDINGS
(As a percentage of equity holdings)

   1. iDine Rewards Network, Inc.                                  4.66%
   2. American Capital Strategies, Ltd.                            2.52%
   3. Forest Oil Corp.                                             2.46%
   4. John H. Harland Co.                                          2.26%
   5. Unisource Energy Corp.                                       2.10%

Holdings will vary for other periods. They exclude money market instruments.

PRICES AND DISTRIBUTIONS

                                                 6/30/03        12/31/02
Net Asset Value per Share                         $ 9.78         $ 9.13

DISTRIBUTIONS PER SHARE                       SHORT-TERM        LONG-TERM
(1/1/03 - 6/30/03)             DIVIDENDS      CAPITAL GAINS     CAPITAL GAINS
                               $  -           $  -              $  -

PERFORMANCE OF A $10,000 INVESTMENT

The following chart shows the change in value of an investment made in PIONEER SMALL COMPANY VCT PORTFOLIO at net asset value, compared to that of the Russell 2000 Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[CHART]

             PIONEER SMALL                   RUSSELL 2000
             COMPANY VCT PORTFOLIO*          INDEX+
1/31/2001                  $ 10,000              $ 10,000
6/30/2001                  $ 10,498              $  9,741
6/30/2002                  $  8,739              $  7,747
6/30/2003                  $  9,362              $  9,131

+ Index comparison begins 1/31/01. The Russell 2000 Index is an unmanaged measure of the 2,000 smallest stocks, based on capitalization, in the Russell 3000 Index. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

AVERAGE ANNUAL TOTAL RETURNS
(As of June 30, 2003)

NET ASSET VALUE*

Life-of-Class                   -0.90%
(1/19/01)
1 Year                         -11.49%

All total returns shown assume reinvestment of distributions at net asset value.

* Portfolio performance does not reflect any variable contract fees, expenses or sales charges. If they had been included, performance would have been lower. See the pages that comprise the inside cover of this report for performance net of any contract fees, expenses or sales charges.

Past performance does not guarantee future results. Returns and principal values fluctuate so that your investment, when redeemed, may be worth more or less than its original cost. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

PIONEER SMALL COMPANY VCT PORTFOLIO             PIONEER VARIABLE CONTRACTS TRUST

PORTFOLIO MANAGEMENT DISCUSSION 6/30/03

Pioneer Small Company VCT Portfolio delivered positive results over the last six months. However, a preference by investors for speculative issues caused the Portfolio, with its value focus, to underperform its benchmark, the Russell 2000 Index. In the following discussion, portfolio manager David Adams and assistant portfolio manager Jack McPherson review the changing environment for small-capitalization stocks and some of the investment decisions that affected performance.

Q: HOW DID PIONEER SMALL COMPANY VCT PORTFOLIO PERFORM OVER THIS PERIOD?

A: For the six months ended June 30, 2003, Pioneer Small Company VCT Portfolio returned 7.12% at net asset value. These results lagged the 17.88% return on the Russell 2000 Index for the same period.

Q: WHAT WAS THE BACKGROUND FOR SMALL COMPANY STOCKS AND HOW DID THAT BACKGROUND
   AFFECT PERFORMANCE?

A: A rally from depressed levels began last fall and continued through early
   December, when equity markets turned neutral. The uptrend resumed in January as investors anticipated a return to economic growth. But the market reversed course when year-end corporate earnings proved disappointing and worries grew over war with Iraq. Markets turned higher again in mid-March, as fears of a long, draining war evaporated and optimism regarding the long awaited economic recovery seemed to be renewed. Small-cap stocks ended the second quarter of the year as the best performing equity class as investors showed an interest in attractively priced stocks that had been punished earlier in the year.

Q: WHICH OF YOUR DECISIONS MOST AFFECTED PORTFOLIO PERFORMANCE?

A: The biggest contributor to relative performance was iDine Reward Networks, which markets loyalty reward programs to consumers for utilizing member restaurants, which was and is our largest holding in the Portfolio. iDine appreciated as consistently solid fundamental operating results were finally rewarded by the market. Alliance Atlantis Communications, a producer and distributor of movies and television shows, produced solid fundamental performance. TALX, a business process outsourcer, appreciated due to strong demand for the company's services. School Specialty, a distributor of school supplies, arose as the result of its attractive valuation and the announcement of a favorable acquisition.

   An underweight position in biotechnology and medical devices and underperformance by our health care services holdings combined to have the largest negative impact on relative performance. We were not invested in biotechnology and this contributed to the Portfolio's performance lag versus its benchmark. Our health care services investments underperformed the benchmark for a variety of reasons that we view as temporary. We remain confident that our long-term approach in this area will be rewarded. The largest single detractor from performance was Haemonetics, a manufacturer of blood filtration equipment. This holding declined as demand for the company's products weakened. The stock price of Agnico Eagle Mines dropped due to production problems. However, we don't think these difficulties are significant enough to prevent the company from realizing the value of its mining assets.

Q: PLEASE HIGHLIGHT THE CHANGES THAT WERE MADE TO THE PORTFOLIO OVER THE PERIOD.

A: We added FTI Consulting, a financial consulting firm that specializes in bankruptcy consulting, after the stock declined on concerns that a better economy would hurt their business. We also purchased Tech Data, a distributor of technology products, in anticipation of an eventual upturn in demand. Tupperware was added due to the defensive nature of its products. We added Seacor Smit, an owner and operator of supply boats to offshore drilling contractors, due to our favorable outlook for the oil and gas markets. Manhattan Associates, a leading software vendor focused on supply chain management, was added because of its leadership position in its market and because we were impressed with the company's strong results despite a difficult operating environment.

   We eliminated a position in Medimune because we acquired the company when it had purchased one of our holdings and the stock is not a small-cap stock. We sold our holdings of Orthodontic Centers of America and AFC Enterprises because of deteriorating fundamentals. We eliminated Wind River Systems because of an uncertain outlook for its products.

Q: PLEASE GIVE US YOUR OUTLOOK FOR THE ECONOMY AND FOR SMALL STOCKS.

A: Business conditions are not improving rapidly, but they are no longer getting worse. As value-conscious investors, we continue to focus on fundamental measures of corporate health, emphasizing companies whose stock valuations appear to understate their growth potential over the next couple of years.

   When the economy rebounds, the attractive valuations of small-cap stocks have the potential to attract more investors. We may be approaching a time when investors have more confidence in the economy; should this happen, small caps have real potential to produce strong returns.

THE PRECEDING INFORMATION IS THE OPINION OF FUND MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

[SIDENOTE]

Small-capitalization stocks, while offering the potential for higher returns, may be subject to greater short-term price fluctuations than securities of larger companies.

The Portfolio's investment adviser, Pioneer Investment Management, Inc., reduced its management fee and certain other expenses; otherwise, returns would have been lower.

PIONEER SMALL COMPANY VCT PORTFOLIO             PIONEER VARIABLE CONTRACTS TRUST

SCHEDULE OF INVESTMENTS 6/30/03 (UNAUDITED)

SHARES                                                                     VALUE
               COMMON STOCKS - 88.4%
               ENERGY - 7.3%
               OIL & GAS DRILLING - 2.2%
         900   Atwood Oceanics, Inc.*                               $     24,435
       3,000   Grant Prideco, Inc.*                                       35,250
       1,500   Key Energy Services, Inc.*                                 16,080
       2,488   Patterson Energy, Inc.*                                    80,611
                                                                    ------------
                                                                    $    156,376
                                                                    ------------

               OIL & GAS EQUIPMENT & SERVICES - 0.8%
         700   Gulfmark Offshore, Inc.*                             $     11,816
       1,200   Seacor Smit, Inc.*                                         43,788
                                                                    ------------
                                                                    $     55,604
                                                                    ------------

               OIL & GAS EXPLORATION & PRODUCTION - 3.5%
       6,300   Forest Oil Corp.*                                    $    158,256
       1,700   Plains Exploration and Production*                         18,377
       1,778   Spinnaker Exploration Co.*                                 46,584
       1,050   Tom Brown, Inc.*                                           29,180
                                                                    ------------
                                                                    $    252,397
                                                                    ------------

               OIL & GAS REFINING, MARKETING &
               TRANSPORTATION - 0.8%
       4,150   Plains Resources, Inc.*                              $     58,723
                                                                    ------------
               TOTAL ENERGY                                         $    523,100
                                                                    ------------

               MATERIALS - 5.2%
               COMMODITY CHEMICALS - 0.9%
       4,000   Airgas, Inc.                                         $     67,000
                                                                    ------------

               MATERIALS - 0.8%
         850   Mega Blocks, Inc.*                                   $     13,168
       2,950   Mega Blocks, Inc. (144A)*                                  45,699
                                                                    ------------
                                                                    $     58,867
                                                                    ------------

               PAPER PRODUCTS - 0.8%
       5,150   Wausau-Mosinee Paper Corp.                           $     57,680
                                                                    ------------

               PRECIOUS METALS & MINERALS - 1.5%
       8,950   Agnico Eagle Mines Ltd.                              $    103,820
                                                                    ------------

               SPECIALTY CHEMICALS - 1.0%
       6,100   Wellman, Inc.                                        $     68,320
                                                                    ------------

               STEEL - 0.2%
       3,100   Graftech International Ltd.*                         $     16,895
                                                                    ------------
               TOTAL MATERIALS                                      $    372,582
                                                                    ------------

               CAPITAL GOODS - 2.6%
               AEROSPACE & DEFENSE - 0.7%
       7,150   AAR Corp.                                            $     50,479
                                                                    ------------

               CONSTRUCTION, FARM MACHINERY &
               HEAVY TRUCKS - 1.0%
       4,900   Wabtec Corp.                                         $     68,159
                                                                    ------------

               ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
       8,750   Power-One, Inc.*                                     $     62,563
                                                                    ------------
               TOTAL CAPITAL GOODS                                  $    181,201
                                                                    ------------

               COMMERCIAL SERVICES & SUPPLIES - 7.6%
               DATA PROCESSING SERVICES - 1.2%
       3,650   TALX Corp.                                           $     82,454
                                                                    ------------

               COMMERCIAL PRINTING - 2.0%
       5,550   John H. Harland Co.                                  $    145,188
                                                                    ------------

               DIVERSIFIED COMMERCIAL SERVICES - 2.9%
       2,976   The Brinks Co.                                       $     43,360
       3,450   FTI Consulting Inc.*                                       86,147
       2,600   Regis Corp.                                                75,530
                                                                    ------------
                                                                    $    205,037
                                                                    ------------

               EMPLOYMENT SERVICES - 0.9%
      10,300   The Princeton Review, Inc.*                          $     60,770
                                                                    ------------

               ENVIRONMENTAL SERVICES - 0.6%
       8,211   Newpark Resources, Inc.*                             $     44,996
                                                                    ------------
               TOTAL COMMERCIAL SERVICES & SUPPLIES                 $    538,445
                                                                    ------------

               TRANSPORTATION - 0.5%
               TRUCKING - 0.5%
       2,050   Dollar Thrifty Automotive GP*                        $     38,028
                                                                    ------------
               TOTAL TRANSPORTATION                                 $     38,028
                                                                    ------------

               CONSUMER DURABLES & APPAREL - 4.2%
               APPAREL, ACCESSORIES & LUXURY GOODS - 0.9%
      12,500   Charming Shoppes, Inc.*                              $     62,125
                                                                    ------------

               HOUSEWARES & SPECIALTIES - 1.3%
       4,200   Tupperware Corp.                                     $     60,312
       1,500   Yankee Candle, Co.*                                        34,830
                                                                    ------------
                                                                    $     95,142
                                                                    ------------

               LEISURE PRODUCTS - 0.5%
       2,700   The Nautilus Group, Inc.                             $     33,480
                                                                    ------------

               PHOTOGRAPHIC PRODUCTS - 0.3%
       3,100   Creo Products*                                       $     26,040
                                                                    ------------

               TEXTILES - 1.2%
      13,561   Unifi, Inc.*                                         $     84,078
                                                                    ------------

               TOTAL CONSUMER DURABLES & APPAREL                    $    300,865
                                                                    ------------

               HOTELS, RESTAURANTS & LEISURE - 1.7%
               LEISURE FACILITIES - 0.5%
       4,125   Bally Total Fitness Holding Corp.*                   $     37,249
                                                                    ------------

               RESTAURANTS - 1.2%
       1,056   Applebee's International Inc.                        $     33,190
       1,400   CEC Entertainment Inc.*                                    51,702
                                                                    ------------
                                                                    $     84,892
                                                                    ------------
               TOTAL HOTELS, RESTAURANTS & LEISURE                  $    122,141
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

SHARES                                                                     VALUE
               MEDIA - 2.7%
               MOVIES & ENTERTAINMENT - 1.6%
       7,800   Alliance Atlantis Communications Inc.*               $    113,334
                                                                    ------------

               PUBLISHING - 1.1%
       4,250   Journal Register Co.*                                $     76,883
                                                                    ------------
               TOTAL MEDIA                                          $    190,217
                                                                    ------------

               RETAILING - 4.3%
               APPAREL RETAIL - 1.1%
       3,750   Genesco Inc.*                                        $     66,375
         500   Gildan Activewer Inc.*                                     13,160
                                                                    ------------
                                                                    $     79,535
                                                                    ------------

               COMPUTER & ELECTRONICS RETAIL - 0.7%
       5,800   Inter-TAN, Inc.*                                     $     47,560
                                                                    ------------

               GENERAL MERCHANDISE STORES - 1.1%
       3,100   Tuesday Morning Corp.*                               $     81,530
                                                                    ------------

               SPECIALTY STORES - 1.4%
       3,550   School Specialty Inc.*                               $    101,033
                                                                    ------------
               TOTAL RETAILING                                      $    309,658
                                                                    ------------

               FOOD & DRUG RETAILING - 1.3%
               FOOD DISTRIBUTORS - 0.9%
       1,539   The J.M. Smucker Co.                                 $     61,391
                                                                    ------------

               FOOD RETAIL - 0.4%
       1,200   Fresh Del Monte Produce Inc.*                        $     30,828
                                                                    ------------
               TOTAL FOOD & DRUG RETAILING                          $     92,219
                                                                    ------------

               FOOD, BEVERAGE & TOBACCO - 1.3%
               AGRICULTURAL PRODUCTS - 1.3%
       3,020   Corn Products International, Inc.                    $     90,691
                                                                    ------------
               TOTAL FOOD, BEVERAGE & TOBACCO                       $     90,691
                                                                    ------------

               HOUSEHOLD & PERSONAL PRODUCTS - 1.1%
               HOUSEHOLD PRODUCTS - 1.1%
       7,350   Nu Skin Enterprises Inc.                             $     76,808
                                                                    ------------
               TOTAL HOUSEHOLD & PERSONAL PRODUCTS                  $     76,808
                                                                    ------------

               HEALTH CARE EQUIPMENT & SERVICES - 11.0%
               HEALTH CARE DISTRIBUTORS - 2.2%
       6,950   AMN Healthcare Services*                             $     88,265
       5,050   Cross Country Healthcares, Inc.*                           66,610
                                                                    ------------
                                                                    $    154,875
                                                                    ------------

               HEALTH CARE EQUIPMENT - 1.6%
       6,100   Haemonetics Corp.*                                   $    114,070
                                                                    ------------

               HEALTH CARE FACILITIES - 2.3%
       2,200   Lifepoint Hospitals Inc.*                            $     46,068
       3,552   Sunrise Senior Living, Inc.*                               79,494
         925   Universal Health Services, Inc. (Class B)*                 36,649
                                                                    ------------
                                                                    $    162,211
                                                                    ------------

               HEALTH CARE SERVICES - 3.5%
      17,300   Hooper Holmes, Inc.                                  $    111,412
         450   Pediatrix Medical Group, Inc.*                             16,043
       8,850   Parexel International Corp.*                              123,458
                                                                    ------------
                                                                    $    250,913
                                                                    ------------

               MANAGED HEALTH CARE - 1.4%
       3,675   First Health Group Corp.*                            $    101,430
                                                                    ------------
               TOTAL HEALTH CARE EQUIPMENT & SERVICES               $    783,499
                                                                    ------------

               PHARMACEUTICALS & BIOTECHNOLOGY - 0.3%
               BIOTECHNOLOGY - 0.3%
       2,100   Cubist Pharmaceuticals Inc.*                         $     22,386
                                                                    ------------
               TOTAL PHARMACEUTICALS & BIOTECHNOLOGY                $     22,386
                                                                    ------------

               BANKS - 6.0%
               REGIONAL BANKS - 1.6%
       3,552   Whitney Holding Corp.                                $    113,557
                                                                    ------------

               THRIFTS & MORTGAGE FINANCE - 4.4%
       4,500   Commercial Federal Corp.                             $     95,400
       4,496   Staten Island Bancorp Inc.                                 87,582
       3,550   Webster Financial Corp.                                   134,190
                                                                    ------------
                                                                    $    317,172
                                                                    ------------
               TOTAL BANKS                                          $    430,729
                                                                    ------------

               DIVERSIFIED FINANCIALS - 10.0%
               CONSUMER FINANCE - 7.9%
       9,953   Advanta Corp. (Class B)                              $    100,127
       6,487   American Capital Strategies Ltd.                          161,786
      21,772   IDine Rewards Network, Inc.*                              299,147
                                                                    ------------
                                                                    $    561,060
                                                                    ------------

               MULTI-SECTOR HOLDING - 1.2%
       2,300   Leucadia National Corp.                              $     85,376
                                                                    ------------

               DIVERSIFIED FINANCIAL SERVICES - 0.9%
       1,825   Gabelli Asset Management Inc.*                       $     65,883
                                                                    ------------
               TOTAL DIVERSIFIED FINANCIALS                         $    712,319
                                                                    ------------

               INSURANCE - 2.0%
               MULTI-LINE INSURANCE - 0.3%
       1,500   Max Re Capital Ltd.                                  $     22,455
                                                                    ------------

               PROPERTY & CASUALTY INSURANCE - 1.7%
       1,120   First American Corp.                                 $     29,512
       3,670   Selective Insurance Group, Inc.                            91,934
                                                                    ------------
                                                                    $    121,446
                                                                    ------------
               TOTAL INSURANCE                                      $    143,901
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

SHARES                                                                     VALUE
               REAL ESTATE - 4.6%
               REAL ESTATE INVESTMENT TRUSTS - 4.6%
       1,250   Camden Property Trust                                $     43,688
       1,800   Colonial Properties Trust                                  63,342
       2,917   Healthcare Realty Trust, Inc.                              85,031
       5,432   Innkeepers USA Trust                                       36,938
       3,165   Prentiss Properties Trust                                  94,918
                                                                    ------------
               TOTAL REAL ESTATE                                    $    323,917
                                                                    ------------

               SOFTWARE & SERVICES - 3.9%
               APPLICATION SOFTWARE - 3.1%
       4,050   American Management Systems, Inc.*                   $     57,834
       1,758   Fair Isaac and Co., Inc.                                   90,449
       1,500   Manhattan Associates, Inc.*                                38,955
       1,800   Mercury Computer Systems, Inc.*                            32,688
                                                                    ------------
                                                                    $    219,926
                                                                    ------------

               HOME ENTERTAINMENT SOFTWARE - 0.5%
       6,950   Plato Learning, Inc.*                                $     39,963
                                                                    ------------

               SYSTEMS SOFTWARE - 0.3%
       2,000   Borland Software Corp*                               $     19,540
                                                                    ------------
               TOTAL SOFTWARE & SERVICES                            $    279,429
                                                                    ------------

               TECHNOLOGY HARDWARE & EQUIPMENT - 2.4%
               COMMUNICATIONS EQUIPMENT - 0.7%
       1,700   Avocent Corp.*                                       $     50,881
                                                                    ------------

               ELECTRONIC MANUFACTURER SERVICES - 0.8%
       4,900   Plexus Corp.*                                        $     56,497
                                                                    ------------

               TECHNOLOGY DISTRIBUTORS - 0.9%
       2,300   Tech Data Corp.*                                     $     61,433
                                                                    ------------
               TOTAL TECHNOLOGY HARDWARE & EQUIPMENT                $    168,811
                                                                    ------------

               SEMICONDUCTORS - 3.7%
               SEMICONDUCTOR EQUIPMENT - 2.6%
       1,476   ATMI, Inc.*                                          $     36,856
         648   Cymer, Inc.*                                               20,742
       1,801   DuPont Photomasks, Inc.*                                   33,913
       3,296   Photronics, Inc.*                                          57,515
       1,201   Varian Semiconductor
               Equipment Associates, Inc.*                                35,742
                                                                    ------------
                                                                    $    184,768
                                                                    ------------

               SEMICONDUCTORS - 1.1%
       3,100   Power Integrations, Inc.*                            $     75,392
                                                                    ------------
               TOTAL SEMICONDUCTORS                                 $    260,160
                                                                    ------------

               TELECOMMUNICATION SERVICES - 1.5%
               INTEGRATED TELECOMMUNICATION SERVICES - 1.5%
       6,150   Aeroflex Inc.*                                       $     47,601
       5,609   CT Communications Inc.                                     60,297
                                                                    ------------
               TOTAL TELECOMMUNICATION SERVICES                     $    107,898
                                                                    ------------

               UTILITIES - 2.9%
               ELECTRIC UTILITIES - 1.9%
       7,164   Unisource Energy Corp.                               $    134,683
                                                                    ------------

               GAS UTILITIES - 1.0%
       1,700   People's Energy Corp.                                $     72,900
                                                                    ------------
               TOTAL UTILITIES                                      $    207,583
                                                                    ------------

               CAPITAL GOODS - 0.3%
               METAL FABRICATORS - 0.3%
         600   Kennametal, Inc.*                                    $     20,304
                                                                    ------------
               TOTAL CAPITAL GOODS                                  $     20,304
                                                                    ------------

               TOTAL COMMON STOCKS
               (Cost $6,333,945)                                    $  6,296,981
                                                                    ------------

               EXCHANGE TRADED FUND - 1.7%
       1,400   Russell 2000 Index Fund, iShares*                    $    124,460
                                                                    ------------
               TOTAL EXCHANGE TRADED FUND
               (Cost $109,809)                                      $    124,460
                                                                    ------------

PRINCIPAL
   AMOUNT
               TEMPORARY CASH INVESTMENT - 9.9%
               SECURITY LENDING COLLATERAL - 9.9%
   $ 705,418   Securities Lending Investment Fund, 1.21%            $    705,418
                                                                    ------------
               TOTAL TEMPORARY CASH INVESTMENT
               (Cost $705,418)                                      $    705,418
                                                                    ------------
               TOTAL INVESTMENT IN SECURITIES - 100%
               (Cost $7,149,172)                                    $  7,126,769
                                                                    ============

*  Non-income producing security

   The accompanying notes are an integral part of these financial statements.

PIONEER SMALL COMPANY VCT PORTFOLIO             PIONEER VARIABLE CONTRACTS TRUST

FINANCIAL HIGHLIGHTS

                                                                 SIX MONTHS
                                                                    ENDED                             1/19/01
                                                                   6/30/03         YEAR ENDED           TO
CLASS I                                                          (UNAUDITED)        12/31/02        12/31/01(a)
Net asset value, beginning of period                             $      9.13       $    10.97       $     10.00
                                                                 -----------       ----------       -----------
Increase (decrease) from investment operations:
  Net investment income (loss)                                   $      0.01       $     0.00(b)    $      0.02
  Net realized and unrealized gain (loss) on
    investments, futures contracts and foreign
    currency transactions                                               0.64            (1.84)             0.95
                                                                 -----------       ----------       -----------
    Net increase (decrease) from investment operations           $      0.65       $    (1.84)      $      0.97
Distribution to shareowners
  Net investment income                                          $      0.00(b)             -                 -
                                                                 -----------       ----------       -----------
Net increase (decrease) in net asset value                       $      0.65       $    (1.84)      $      0.97
                                                                 -----------       ----------       -----------
Net asset value, end of period                                   $      9.78       $     9.13       $     10.97
                                                                 ===========       ==========       ===========
Total return*                                                           7.12%          (16.75)%            9.70%
Ratio of net expenses to average net assets+                            1.25%**          1.25%             1.24%**
Ratio of net investment income (loss) to average net assets+            0.22%**          0.07%             0.30%**
Portfolio turnover rate                                                   54%**            53%               72%**
Net assets, end of period (in thousands)                         $     3,305       $    3,441       $     2,375
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                                          2.53%**          2.68%             7.49%**
  Net investment income (loss)                                         (1.06)%**        (1.36)%           (5.95)%**

(a) Shares of Pioneer Small Company VCT Portfolio were first publicly offered on January 19, 2001.
(b)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

PIONEER SMALL COMPANY VCT PORTFOLIO             PIONEER VARIABLE CONTRACTS TRUST

BALANCE SHEET 6/30/03 (UNAUDITED)

                                                                     PIONEER
                                                                      SMALL
                                                                     COMPANY
                                                                   VCT PORTFOLIO
ASSETS:
  Investment in securities, at value, (including securities
    loaned of $681,618) (cost $7,149,170)                          $   7,126,769
  Cash                                                                   832,915
  Cash held as collateral for futures contracts                           15,000
  Foreign currencies, at value                                                 -
  Receivables -
    Investment securities sold                                            14,227
    Fund shares sold                                                      55,778
    Variation margin                                                           -
    Dividends, interest and foreign taxes withheld                         6,374
    Forward foreign currency settlement contracts, net                         -
    Forward foreign currency portfolio hedge contracts, open-net               -
    Due from Pioneer Investment Management, Inc.                           3,226
  Other                                                                      345
                                                                   -------------
      Total assets                                                 $   8,054,634
                                                                   -------------

LIABILITIES:
  Payables -
    Investment securities purchased                                $           -
    Fund shares repurchased                                               12,514
    Dividends                                                                  -
    Upon return of securities loaned                                     705,418
    Variation margin                                                         675
    Forward foreign currency settlement contracts, net                         -
    Forward foreign currency portfolio hedge contracts, net                    -
  Due to bank                                                                  -
  Due to affiliates                                                        5,339
  Accrued expenses                                                        17,106
  Other                                                                        -
                                                                   -------------
      Total liabilities                                            $     741,052
                                                                   -------------

NET ASSETS:
  Paid-in capital                                                  $   8,139,290
  Accumulated net investment income (loss)                                 3,396
  Accumulated undistributed net realized gain (loss)                    (802,546)
  Net unrealized gain (loss) on:
    Investments                                                          (22,401)
    Futures contracts                                                     (4,157)
    Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies                         -
                                                                   -------------
      Total net assets                                             $   7,313,582
                                                                   -------------

NET ASSET VALUE PER SHARE:
  CLASS I:
  (Unlimited number of shares authorized)
    Net assets                                                     $   3,305,452
    Shares outstanding                                                   337,918
                                                                   =============
    Net asset value per share                                      $        9.78
  CLASS II:
  (Unlimited number of shares authorized)
    Net assets                                                     $   4,008,130
    Shares outstanding                                                   412,688
                                                                   =============
    Net asset value per share                                      $        9.71

   The accompanying notes are an integral part of these financial statements.

PIONEER SMALL COMPANY VCT PORTFOLIO             PIONEER VARIABLE CONTRACTS TRUST

STATEMENT OF OPERATIONS (UNAUDITED)

                                                                      PIONEER
                                                                   SMALL COMPANY
                                                                   VCT PORTFOLIO

                                                                    SIX MONTHS
                                                                       ENDED
                                                                      6/30/03
INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $33)                 $      44,245
  Interest (net of foreign taxes withheld of $0)                             659
  Income on securities loaned, net                                         2,734
  Other                                                                    1,011
                                                                   -------------
      Total investment income                                      $      48,649
                                                                   -------------

EXPENSES:
  Management fees                                                  $      24,497
  Transfer agent fees                                                      1,877
  Distribution fees (Class II)                                             4,221
  Administrative fees                                                     18,509
  Custodian fees                                                          10,284
  Professional fees                                                       11,286
  Printing                                                                11,987
  Fees and expenses of nonaffiliated trustees                                361
  Miscellaneous                                                            4,666
                                                                   -------------
    Total expenses                                                 $      87,688
    Less management fees waived and expenses assumed
      by Pioneer Investment Management, Inc.                             (41,820)
    Less fees paid indirectly                                                  -
                                                                   -------------
    Net expenses                                                   $      45,868
                                                                   -------------
      Net investment income (loss)                                 $       2,781
                                                                   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) from:
    Investments                                                    $    (386,861)
    Futures contracts                                                      9,783
    Forward foreign currency contracts and other assets
      and liabilities denominated in foreign currencies                      202
                                                                   -------------
                                                                   $    (376,876)
                                                                   -------------
  Change in net unrealized gain or loss from:
    Investments                                                    $     854,107
    Futures contracts                                                      5,607
    Forward foreign currency contracts and other assets
      and liabilities denominated in foreign currencies                       (3)
                                                                   -------------
                                                                   $     859,711
                                                                   -------------
  Net gain (loss) on investments, futures contracts
    and foreign currency transactions                              $     482,835
                                                                   =============
  Net increase (decrease) in net assets resulting
    from operations                                                $     485,616
                                                                   =============

   The accompanying notes are an integral part of these financial statements.

PIONEER SMALL COMPANY VCT PORTFOLIO             PIONEER VARIABLE CONTRACTS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                          PIONEER
                                                       SMALL COMPANY
                                                       VCT PORTFOLIO

                                                 SIX MONTHS
                                                    ENDED            YEAR
                                                   6/30/03           ENDED
                                                 (UNAUDITED)       12/31/02
FROM OPERATIONS:
Net investment income (loss)                    $       2,781    $      (2,253)
Net realized gain (loss) on investments              (376,876)        (290,679)
Change in net unrealized gain or loss
  on investments, futures contracts and
  foreign currency transactions                       859,711       (1,085,816)
                                                -------------    -------------
    Net increase (decrease) in net assets
      resulting from operations                 $     485,616    $  (1,378,748)
                                                -------------    -------------

DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
  Class I                                       $           -    $      (1,223)
  Class II                                                  -             (819)
Net realized gain
  Class I                                                   -                -
  Class II                                                  -                -
Tax return of capital
  Class I                                                   -                -
  Class II                                                  -                -
                                                -------------    -------------
    Total distributions to shareowners          $           -    $      (2,042)
                                                -------------    -------------

FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                $   2,085,411    $   6,456,212
Reinvestment of distributions                               -            2,009
Cost of shares repurchased                         (2,116,879)      (1,530,967)
                                                -------------    -------------
    Net increase (decrease) in net assets
      resulting from fund share transactions    $     (31,468)   $   4,927,254
                                                -------------    -------------
    Net increase (decrease) in net assets       $     454,148    $   3,546,464
                                                -------------    -------------

NET ASSETS:
Beginning of period                             $   6,859,434    $   3,312,970
                                                -------------    -------------
End of period                                   $   7,313,582    $   6,859,434
                                                =============    =============
Accumulated undistributed/(distributions in
  excess of) net investment income (loss)       $       3,396    $         615
                                                =============    =============

   The accompanying notes are an integral part of these financial statements.

PIONEER SMALL COMPANY VCT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS 06/30/03 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Pioneer Variable Contracts Trust (the Trust) is a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of sixteen separate portfolios (collectively, the Portfolios, individually the Portfolio) as follows:

PORTFOLIOS:

   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio) Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio
   Pioneer Mid Cap Value VCT Portfolio (Mid-Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity-Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio) Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II only)

Portfolio shares may be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts, and may also be purchased by qualified pension and retirement plans

The investment objective of Small Company Portfolio is to seek capital appreciation.

The Trust's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting years. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:

A. SECURITY VALUATION

   Security transactions are recorded as of trade date. Net asset values for the portfolios are computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The value of such securities used in computing the net asset value of the Portfolio's shares, based on the last sale price on the principal exchange where they traded, are determined as of such times.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. All discounts/premiums are accreted/amortized for financial reporting purposes. Temporary cash investments are valued at amortized cost.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

   Small-capitalization stocks, while offering the potential for higher returns, may be subject to greater short-term price fluctuations than securities of larger companies.

B. FUTURES CONTRACTS

   The Portfolios may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Portfolios are required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Portfolios, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolios as unrealized gains or losses. When the contract is closed, the Portfolios realize a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Portfolios. Changes in the value of the contracts may not directly correlate to the changes in the value of the underlying securities. These risks may decrease the effectiveness of the Portfolio's hedging and trading strategies and potentially result in a loss. As of June 30, 2003, open contracts were as follows:

                                                NUMBER OF
                                                CONTRACTS         SETTLEMENT                         UNREALIZED
PORTFOLIO                        TYPE          LONG/(SHORT)         MONTH         MARKET VALUE       GAIN/(LOSS)
-------------------------------------------------------------------------------------------------------------------
Small Company Portfolio       Russell 2000         1               Sep-03           $ 224,200          $ (4,157)

C. FOREIGN CURRENCY TRANSLATION

   The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

D. FORWARD FOREIGN CURRENCY CONTRACTS

   The Portfolio enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolios' financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

E. TAXES

   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   In addition to the requirements of the Internal Revenue Code, the Portfolio may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the six months ended June 30, 2003, the no such taxes were paid.

   The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2002, Small Company VCT Portfolio had a capital loss carryforward of $328,260, which will expire between 2009 and 2010 if not utilized.

   The Portfolio elected to defer $70,671 in capital losses and $36 in currency losses recognized between November 1, 2002 and December 31, 2002 to its fiscal year ending December 31, 2003.

   The following chart shows the components of distributable earnings (accumulated losses) as of December 31, 2002 and the distributions paid during the year ended December 31, 2002 on a tax basis as of December 31, 2002. The tax character of current year distributions will be determined at the end of the current fiscal year. These amounts do not include the capital loss carryforward detailed above.

                                                 PIONEER
                                              SMALL COMPANY
                                              VCT PORTFOLIO
                                                  2002
DISTRIBUTIONS PAID FROM:
Ordinary Income                                 $    2,042
Long-Term capital gain                                   -
                                                ----------
                                                $    2,042
Return of Capital                                        -
                                                ----------
  Total distributions                           $    2,042
                                                ----------
DISTRIBUTABLE EARNINGS
  (ACCUMULATED LOSSES):
Undistributed ordinary income                   $        -
Undistributed long-term gain                             -
Unrealized appreciation/(depreciation)            (912,357)
                                                ----------
  Total                                         $ (912,357)
                                                ==========

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales, returns of capital on REITs, and the recognition of unrealized gains or losses on certain futures contracts.

F. PORTFOLIO SHARES

   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $30,371 in commissions on the sale of portfolio shares for the six months ended June 30, 2003. Dividends and distributions to shareowners are recorded on the ex-dividend date.

G. SECURITY LENDING

   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolios' custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive interest or dividends on the securities loaned, and gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for account of the Portfolio. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of loaned securities and cash collateral at year end are disclosed on the balance sheet. The Trust invests cash collateral in the Securities Lending Investment Fund which is managed by Brown Brothers Harriman & Co., the Trust's custodian.

H. REPURCHASE AGREEMENTS

   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. MANAGEMENT AGREEMENT

PIM manages the Portfolio, and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the following annual rate of 0.75% of the Portfolios' average daily net assets.

PIM has agreed not to impose all or portion of its management fee and to assume other operating expenses of the Trust to the extent necessary to limit Class I expenses to 1.25% of the average daily net assets attributable to Class I shares; the portion of the Trust-wide expenses attributable to Class II shares will be reduced only to the extent that such expenses are reduced for Class I shares.

In addition, under the management and administration agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2003, $2,971 was no payable to PIM related to management fees, administrative fees and certain other services.

3. TRANSFER AGENT

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $1,517 in transfer agent fees payable to PIMSS at June 30, 2003.

4. DISTRIBUTION PLANS

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $851 payable to PFD at June 30, 2003.

5. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At June 30, 2003, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

                                                   GROSS           GROSS        NET APPRECIATION/
                                 TAX COST       APPRECIATION    DEPRECIATION     (DEPRECIATION)
----------------------------------------------------------------------------------------------------
Small Company Portfolio          $ 7,185,029    $    469,659    $   (527,919)   $         (58,260)

6. PORTFOLIO TRANSACTIONS

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2003, were $1,598,032 and $1,904,362, respectively.

7. CAPITAL SHARES

At June 30, 2003, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                 '03 SHARES      '03 AMOUNT      '02 SHARES       '02 AMOUNT
--------------------------------------------------------------------------------------------------
SMALL COMPANY PORTFOLIO
CLASS I:
Shares sold                          157,856    $  1,446,648         273,309    $       2,966,433
Reinvestment of distributions              -               -             108                1,190
Shares repurchased                  (196,866)     (1,804,418)       (112,938)          (1,132,691)
                                 ----------------------------------------------------------------
  Net increase                       (39,010)   $   (357,790)        160,479    $       1,834,932
                                 ================================================================
CLASS II:
Shares sold                           71,677    $    638,763         333,230    $       3,489,779
Reinvestment of distributions              -               -              75                  819
Shares repurchased                   (35,858)       (312,441)        (42,070)            (398,276)
                                 ----------------------------------------------------------------
  Net increase                        35,819    $    326,322         291,235    $       3,092,322
                                 ================================================================

                            THIS PAGE FOR YOUR NOTES.

                            THIS PAGE FOR YOUR NOTES.

                            THIS PAGE FOR YOUR NOTES.

[PIONEER INVESTMENTS(R) LOGO]

PIONEER VARIABLE CONTRACTS TRUST

OFFICERS
JOHN F. COGAN, JR., PRESIDENT
OSBERT M. HOOD, EXECUTIVE VICE PRESIDENT*
VINCENT NAVE, TREASURER
JOSEPH P. BARRI, SECRETARY

TRUSTEES
JOHN F. COGAN, JR., CHAIRMAN
MARY K. BUSH
RICHARD H. EGDAHL, M.D.
MARGARET B.W. GRAHAM
OSBERT M. HOOD*
STEPHEN K. WEST
JOHN WINTHROP

INVESTMENT ADVISER
PIONEER INVESTMENT MANAGEMENT, INC.

CUSTODIAN
BROWN BROTHERS HARRIMAN & CO.

PRINCIPAL UNDERWRITER
PIONEER FUNDS DISTRIBUTOR, INC.

LEGAL COUNSEL
HALE AND DORR LLP

SHAREOWNER SERVICES AND TRANSFER AGENT
PIONEER INVESTMENT MANAGEMENT SHAREHOLDER SERVICES, INC.

*MR. HOOD WAS ELECTED TRUSTEE AND EXECUTIVE VICE PRESIDENT ON JUNE 3, 2003. DANIEL T. GERACI RESIGNED AS TRUSTEE AND EXECUTIVE VICE PRESIDENT OF THE FUND ON APRIL 30, 2003.

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS, WHICH INCLUDES MORE INFORMATION ABOUT CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

                                                                   14063-00-0803

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Not applicable for semiannual reports; to be answered on annual submissions after December 15, 2003.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.

ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no significant changes in the registrants internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Small Company VCT Portfolio Class I Shares


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 25, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 25, 2003


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 25, 2003

* Print the name and title of each signing officer under his or her signature.